Inventories - Summary of Inventories (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Spare parts	$ 3,259,090	$ 3,368,536
Allowance for obsolete inventories	(175,110)	(114,002)
Total	3,083,980	3,254,534
Finished products	595,160	711,003
Production in progress	2,005,445	1,358,417
Raw materials, materials and spare parts	5,198,918	5,297,693
Fuels	897,799	922,273
Total	$ 8,697,322	$ 8,289,386